Expense Example {- Franklin Small Cap Value VIP Fund} - FTVIP Class 4-61 - Franklin Small Cap Value VIP Fund - Class 4	May 01, 2021 USD ($)
Expense Example:
1 year	$ 105
3 years	328
5 years	569
10 years	$ 1,259